Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 13. Stock-Based Compensation
A summary of the stock option activity under the 2018 Equity Incentive Plan (the “2018 Plan”) and the 2018 Stock Compensation Plan is presented below:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	124,171	$363.31	6.42
Forfeited	(15,173)	$87.28

Outstanding at September 30, 2021	108,998	$401.74	4.82	$—

Exercisable at September 30, 2021	95,096	$455.95	4.32	$—

Vested and expected to vest at September 30, 2021	108,998	$401.74	4.80	$—

A summary of the stock option activity under the 2020 Inducement Equity Incentive Plan (the “2020 Plan”) is presented below:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	18,000	$25.50	9.24

Outstanding at September 30, 2021	18,000	$25.50	8.50	$—

Exercisable at September 30, 2021	6,750	$25.50	8.50	$—

Vested and expected to vest at September 30, 2021	18,000	$25.50	8.50	$—

A summary of the restricted stock unit activity under the 2018 Plan is presented below:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	33,548	$21.93
Granted	29,614	$3.99
Vested	(1,845)	$64.80
Forfeited	(15,485)	$14.67

Outstanding at September 30, 2021	45,832	$11.06

A summary of the restricted stock award activity under the 2018 Plan is presented below:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	286,161	$4.77
Granted	103,939	$4.82
Vested	(31,388)	$6.96
Forfeited	(50,082)	$5.10

Outstanding at September 30, 2021	308,630	$4.51

A summary of the restricted stock award activity under the 2020 Plan is presented below:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	4,375	$25.50
Vested	(625)	$25.50

Outstanding at September 30, 2021	3,750	$25.50

Stock-based compensation expense recorded in operating expenses was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Selling, general and administrative	$78	$757	$1,551	$2,424
Research and development	27	115	251	317

Stock-based compensation in operating expenses	$105	$872	$1,802	$2,741

Stock-based compensation expense of approximately $5,000 and $48,000 was capitalized to inventory and property and equipment during the three months ended September 30, 2021 and 2020, respectively. Stock-based compensation of approximately $0.1 million was capitalized to inventory and property and equipment during each of the nine months ended September 30, 2021 and 2020.
Unrecognized compensation expense for stock options issued as of September 30, 2021 was $0.4 million and is expected to be recognized over a weighted average period of 1.9 years. Unrecognized compensation expense for the restricted stock units as of September 30, 2021 was $0.3 million and is expected to be recognized over a weighted average period of 2.0 years. Unrecognized compensation expense for the restricted stock awards as of September 30, 2021 was $0.8 million and is expected to be recognized over a weighted average period of 2.4 years.

Note 14—Stock-Based Compensation
On June 4, 2018, the 2018 Stock Compensation Plan was established (the “Compensation Plan”) whereby 132,000 shares of the Company’s common stock were reserved for issuance. On June 4, 2018, the Company’s board of directors authorized 76,076 replacement equity awards of stock options for awards that had been granted under a previous plan, and, on June 8, 2018, 53,633 restricted stock units (collectively, the “Replacement Awards”) to eligible employees, directors, consultants and service providers. The Compensation Plan terminated in connection with the adoption of the Company’s 2018 Equity Incentive Plan, described below, and, accordingly no new awards are available for issuance under this plan. The Compensation Plan continues to govern awards granted thereunder.
Stock options granted under the Compensation Plan, including those granted as a component of the Replacement Awards, generally vest 33% on the first anniversary of the grant date with the balance vesting monthly over the remaining two years. The restricted stock units granted under the Compensation Plan, including those granted as a component of the Replacement Awards, include a service condition and a performance condition. The service condition generally begins on the grant date and continues through January 2020 and the restricted stock units vest at various times commencing March 27, 2019 until January 2020. The performance condition related to the Company completing its IPO and the vesting of the restricted stock units were contingent upon the achievement of such IPO, which was achieved on October 1, 2018.
The restricted stock units granted under the Compensation Plan, including those granted as a component of the Replacement Awards, include a service condition and a performance condition. The service condition generally begins on the grant date and continues through January 2020 and the restricted stock units vest at various times commencing the day following the expiration of the lock-up
until January 2020. The performance condition related to the Company completing its IPO and the vesting of the restricted stock units were contingent upon the achievement of such IPO, which was achieved on October 1, 2018. Stock options granted under the 2018 Plan generally vest 25% on the first anniversary of the vesting commencement date with the balance vesting monthly over the remaining three years. Restricted stock units granted under the 2018 plan generally have a vesting schedule with one third of the total number of shares underlying the restricted stock units vesting on the first anniversary of the vesting commencement date and one sixth of the total shares vesting every six months thereafter such that the award will be fully vested on the third anniversary of the vesting commencement date.

In September 2018, the Company’s board of directors adopted, and the Company’s stockholders approved, the Company’s 2018 Equity Incentive Plan (the “2018 Plan”). As of December 31, 2020, 110,329 shares of common stock are reserved for future issuance pursuant to the Company’s 2018 Plan. In addition, the shares reserved for issuance under the 2018 Plan include (1) those shares reserved but unissued under the Compensation Plan as of the date of stockholder approval of the 2018 Plan and (2) shares of common stock subject to or issued pursuant to awards granted under the Compensation Plan that, after the date of stockholder approval of the 2018 Plan, expire or otherwise terminate without having been exercised in full or are forfeited to or repurchased by us (provided that the maximum number of shares that may be added to the 2018 Plan pursuant to (1) and (2) is 132,000 shares). The 2018 Plan provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code to the Company’s employees and any of the Company’s parent and subsidiary corporations’ employees, if applicable, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company’s employees, directors and consultants and the Company’s parent and subsidiary corporations’ employees, if applicable, and consultants. The number of shares available for issuance under the Company’s 2018 Plan also includes an annual increase on the first day of each fiscal year beginning with our 2019 fiscal year, equal to the least of 1) 65,285 shares; 2) five percent (5%) of the outstanding shares of our common stock as of the last day of the immediately preceding fiscal year; or 3) such other amount as our board of directors may determine.
In March 2020 the Company adopted the 2020 Inducement Equity Incentive Plan (the “2020 Plan”) with the purpose of attracting, retaining and incentivizing employees in furtherance of the Company’s success. The 2020 Plan was adopted without stockholder approval pursuant to Rule 303A.08 of the New York Stock Exchange rules. In accordance with New York Stock Exchange rules, this plan is used to offer equity awards as material inducements for new employees to join the Company. On adoption, 32,000 shares of common stock were reserved solely for the granting of inducement stock options, restricted stock, restricted stock units and other awards. The 2020 Plan provides for the granting of stock options with exercise prices equal to the fair market value of our common stock on the date of grant. During the year ended December 31, 2020 there were 18,000 stock options granted with a weighted average exercise price of $25.50. There are 3,375 exercisable options in the 2020 Plan at December 31, 2020. During the year ended December 31, 2020, 5,000 restricted stock awards were granted, of which 625 vested, with a grant date fair value of $0.1 million, under the 2020 Plan.
A summary of the activity and related information of the stock options issued under the 2018 Equity Incentive Plan and the Compensation Plan is presented below:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2018	76,804	$714.75	9.43	$—

Granted	60,854	30.50
Forfeited	(12,079)	670.25

Outstanding at December 31, 2019	125,579	$387.50	9.43	$—

Granted	11,729	30.69
Forfeited	(13,137)	297.57

Outstanding at December 31, 2020	124,171	$363.31	6.42	$—

Exercisable at December 31, 2020	84,376	$466.78	5.89	$—

Vested and expected to vest at December 31, 2020	124,171	$363.31	6.42	$—

A summary of the activity and related information of the restricted stock units is presented below:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2018	59,767	$672.75
Granted	12,010	98.75
Vested and released	(48,269)	698.25
Forfeited	(12,644)	497.75

Outstanding at December 31, 2019	10,864	$128.82
Granted	32,019	10.82
Vested and released	(7,906)	114.55
Forfeited	(1,429)	101.79

Outstanding at December 31, 2020	33,548	$21.93

A summary of the activity and related information of the restricted stock awards is presented below:

	Restricted Stock Awards (in shares)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	—	$—
Granted	286,161	4.77
Forfeited	—	—
Vested	—	—

Outstanding at December 31, 2020	286,161	$4.77

Stock-based compensation expense recorded in operating expenses was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Selling, general and administrative	$3,235	$16,141
Research and development	444	1,537

Stock-based compensation in operating expenses	$3,679	$17,678

Stock-based compensation amounts of $0.2 million and $1.0 million were capitalized to property and equipment and inventory during the years ended December 31, 2020 and 2019, respectively.
Unrecognized compensation expense for stock options issued as of December 31, 2020 was $1.8 million and is expected to be recognized over a weighted-average period of 1.2 years. Unrecognized compensation expense for the restricted stock units as of December 31, 2020 was $0.6 million and is expected to be recognized over a weighted-average period of 1.9 years. Unrecognized compensation expense for the restricted stock awards as of December 31, 2020 was $1.4 million and is expected to be recognized over a weighted-average period of 2.8 years.

The fair value of the stock options issued under the 2018 Plan was estimated using the Black Scholes option pricing model and the weighted-average assumptions used in the model are noted in the following table:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	1.3%	1.6%
Volatility	58.96%	59.26%
Expected dividend yield	0.00%	0.00%
Expected life (in years)	5.8	5.9
The fair value of the stock options issued under the 2020 Plan was estimated using the Black Scholes option pricing model and the weighted-average assumptions used in the model are noted in the following table:

Year Ended December 31,
2020
Risk-free interest rate	0.5%
Volatility	58.33%
Expected dividend yield	0.00%
Expected life (in years)	6.3
The Company’s 2018 Employee Stock Purchase Plan (ESPP) became effective in September 2018. A total of 19,463 shares of common stock were available for sale under our ESPP as of December 31, 2020. Under the Company’s ESPP, eligible employees are allowed to purchase the Company’s stock at a discounted price, which is 85% of the lower market price of the Company’s common stock at the beginning or at the end of the six-month
purchase period. The Company issued 5,278 and 368 shares in exchange for $42,000 and $37,000 in the years ended December 31, 2020 and 2019, respectively, under the ESPP. The number of shares of common stock that will be available for sale under the ESPP also includes an annual increase on the first day of each fiscal year beginning with our 2019 fiscal year, equal to the least of (1) 11,870 shares; (2) one and one quarter percent (1.25%) of the outstanding shares of our common stock as of the last day of the immediately preceding fiscal year; or (3) such other amount as the administrator may determine.